RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES	NOTE 11: RELATED PARTIES There were no material related party transactions in each of the years ended December 31, 2023, 2022 and 2021 that were outside of the normal course of business.